Lease (Tables)	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Lease Deposits And Rents Received From NRI

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥—	¥—	¥11,738
Rental income	—	—	3,848

Assets By Type Which Nomura Leases On Operating Leases

	Millions of yen
	March 31, 2012
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913
Aircraft	15,363	(1,684)	13,679

Total	¥999,450	¥(12,858)	¥986,592

Schedule Of Future Minimum Rentals On Noncancelable Operating Leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥146,108	¥24,607	¥23,197	¥21,458	¥17,713	¥12,876	¥46,257

Lease Deposits And Rents Paid To NLB

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥6,541	¥4,229	¥—
Rental expenses(1)	4,531	4,358	622

Schedule Of Future Minimum Lease Payments Under Capital Leases

Millions of yen
March 31
2012
Total minimum lease payments	¥52,855
Less: Amount representing interest	(28,896)

Present value of net lease payments	¥23,959

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,855	¥616	¥456	¥408	¥2,809	¥3,290	¥45,276

Schedule Of Future Minimum Rental Payments Under Noncancelable Operating Leases With Remaining Terms Exceeding One Year

Millions of yen
March 31
2012
Total minimum lease payments	¥169,038
Less: Sublease rental income	(9,948)

Net minimum lease payments	¥159,090

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥169,038	¥21,129	¥19,154	¥16,667	¥14,309	¥10,780	¥86,999